Share Capital - Schedule of Issued and Fully Paid Share Capital (Details) - Ordinary Shares - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of share capital [line items]
Issued and fully paid share capital, shares	4,926,711	2,894,970
Issued and fully paid share capital, value	$ 9,853	$ 5,790